UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07643
                                                    ----------

                               Phoenix PHOLIOs(SM)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,              John H. Beers, Esq.
  Counsel and Secretary for Registrant          Vice President and Counsel
     Phoenix Life Insurance Company           Phoenix Life Insurance Company
            One American Row                         One American Row
          Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: July 31
                                                --------

                    Date of reporting period: April 30, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX PHOLIOS(SM)
GLOSSARY
APRIL 30, 2006


FUND OF FUNDS
A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.


REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

                         COMPOSITION BY UNDERLYING FUND
                 AS A PERCENTAGE OF TOTAL LONG TERM INVESTMENTS
                               AS OF APRIL 30,2006
                                   (UNAUDITED)


                                                   Wealth     Wealth    Wealth    Wealth   Conservative
                                                 Accumulator  Builder  Guardian  Preserver    Income   Diversifier International
                                                   PHOLIO     PHOLIO    PHOLIO    PHOLIO      PHOLIO     PHOLIO      PHOLIO
                                                 -----------  -------  --------  --------- ----------- ----------- -------------
Phoenix Bond Fund Class A                            0.0%       7.5%     15.2%     23.5%       31.6%       0.0%        0.0%
Phoenix Dynamic Growth Fund Class A                  5.1%       4.2%      3.3%      0.0%        0.0%       0.0%        0.0%
Phoenix Emerging Markets Bond Fund                   0.0%       0.0%      0.0%      0.0%        0.0%       0.0%        4.6%
Phoenix Foreign Opportunities Fund Class A           8.4%       6.5%      4.4%      3.4%        0.0%       0.0%       32.2%
Phoenix Fundamental Growth Fund Class A             14.7%      11.1%      9.3%      8.3%        4.1%       0.0%        0.0%
Phoenix Global Utilities Fund Class A                3.9%       3.8%      1.9%      1.0%        1.0%      20.8%        9.4%
Phoenix Growth & Income Fund Class A                14.8%      11.0%      8.0%      7.3%        3.1%       0.0%        0.0%
Phoenix High Yield Securities Fund Class A           0.0%       1.9%      3.9%      6.0%        8.1%       0.0%        0.0%
Phoenix Institutional Bond Fund Class Y              0.0%       7.5%     15.1%     23.5%       31.8%       0.0%        0.0%
Phoenix International Strategies Fund Class A       12.3%      10.9%      8.6%      4.3%        4.3%       0.0%       53.8%
Phoenix Market Neutral Fund Class A                  6.9%       6.3%      5.5%      2.9%        2.9%      51.8%        0.0%
Phoenix Mid-Cap Value Fund Class A                   5.0%       3.9%      3.0%      0.0%        0.0%       0.0%        0.0%
Phoenix Multi-Sector Short Term Bond Fund Class A    0.0%       1.9%      3.9%      5.9%        7.9%       0.0%        0.0%
Phoenix Real Estate Securities Fund Class A          3.7%       3.8%      2.0%      1.1%        1.0%      27.4%        0.0%
Phoenix Small-Cap Growth Fund Class A                5.0%       4.1%      3.2%      2.1%        0.0%       0.0%        0.0%
Phoenix Small-Cap Value Fund Class A                 5.1%       4.2%      3.2%      2.2%        0.0%       0.0%        0.0%
Phoenix Total Value Fund Class A                    15.1%      11.4%      9.5%      8.5%        4.2%       0.0%        0.0%
                                                   ------------------------------------------------------------------------
Total............................................  100.0%     100.0%    100.0%    100.0%      100.0%     100.0%      100.0%
                                                   ========================================================================

Phoenix Wealth Accumulator PHOLIO

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)


                                                        SHARES       VALUE
                                                        ------    ----------

MUTUAL FUNDS--96.8%

EQUITY FUNDS--96.8%
Phoenix Dynamic Growth Fund Class A(b)(c)               20,348    $  233,192
Phoenix Foreign Opportunities Fund Class A(c)           17,120       388,448
Phoenix Fundamental Growth Fund Class A(b)(c)           61,910       679,150
Phoenix Global Utilities Fund Class A(c)                16,902       179,158
Phoenix Growth & Income Fund Class A(c)                 42,971       680,659
Phoenix International Strategies Fund Class A(c)        43,578       568,253
Phoenix Market Neutral Fund Class A(b)(c)               28,177       319,247
Phoenix Mid-Cap Value Fund Class A(c)                   10,690       232,616
Phoenix Real Estate Securities Fund Class A(c)           5,484       169,734
Phoenix Small-Cap Growth Fund Class A(b)(c)              6,465       229,834
Phoenix Small-Cap Value Fund Class A(c)                 11,783       235,770
Phoenix Total Value Fund Class A(c)                     62,232       693,883
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $4,362,384)                                       4,609,944
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.8%
(IDENTIFIED COST $4,362,384)                                       4,609,944
----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                        ------    ----------

SHORT-TERM INVESTMENTS--4.1%

COMMERCIAL PAPER--4.1%
UBS Finance Delaware LLC 4.82%, 5/1/06                    $195       195,000
----------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $195,000)                                           195,000
----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $4,557,384)                                       4,804,944(a)

Other assets and liabilities, net--(0.9)%                            (40,698)
                                                                  ----------
NET ASSETS--100.0%                                                $4,764,246
                                                                  ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $250,750 and gross depreciation of $7,082 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $4,561,276.
(b) Non-income producing.
(c) Affiliated Fund.

Phoenix Wealth Builder PHOLIO

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)


                                                       SHARES       VALUE
                                                     ---------  ------------

MUTUAL FUNDS--99.5%

EQUITY FUNDS--80.9%
Phoenix Dynamic Growth Fund Class A(b)(c)              488,533  $  5,598,586
Phoenix Foreign Opportunities Fund Class A(c)          382,434     8,677,440
Phoenix Fundamental Growth Fund Class A(b)(c)        1,350,208    14,811,782
Phoenix Global Utilities Fund Class A(c)               479,492     5,082,617
Phoenix Growth & Income Fund Class A(c)                922,383    14,610,552
Phoenix International Strategies Fund Class A(c)     1,105,183    14,411,586
Phoenix Market Neutral Fund Class A(b)(c)              736,696     8,346,770
Phoenix Mid-Cap Value Fund Class A(c)                  239,890     5,219,998
Phoenix Real Estate Securities Fund Class A(c)         162,704     5,035,698
Phoenix Small-Cap Growth Fund Class A(b)(c)            154,915     5,507,226
Phoenix Small-Cap Value Fund Class A(c)                277,045     5,543,670
Phoenix Total Value Fund Class A(c)                  1,359,690    15,160,544
                                                                ------------
                                                                 108,006,469
                                                                ------------

FIXED-INCOME FUNDS--18.6%
Phoenix Bond Fund Class A(c)                           982,473     9,922,983
Phoenix High Yield Securities Fund Class A(c)          257,287     2,565,144
Phoenix Institutional Bond Fund Class Y(c)             321,402     9,915,227
Phoenix Multi-Sector Short Term
   Bond Fund Class A(c)                                536,512     2,521,605
                                                                ------------
                                                                  24,924,959
                                                                ------------
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $119,992,519)                                   132,931,428
----------------------------------------------------------------------------


TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $119,992,519)                                   132,931,428(a)

Other assets and liabilities, net--0.5%                              636,036
                                                                ------------
NET ASSETS--100.0%                                              $133,567,464
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,566,472 and gross depreciation of $825,180 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $120,190,136.
(b) Non-income producing.
(c) Affiliated Fund.

Phoenix Wealth Guardian PHOLIO


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)


                                                       SHARES       VALUE
                                                       -------   -----------

MUTUAL FUNDS--99.8%

EQUITY FUNDS--61.8%
Phoenix Dynamic Growth Fund Class A(b)(c)              173,612   $ 1,989,592
Phoenix Foreign Opportunities Fund Class A(c)          117,357     2,662,831
Phoenix Fundamental Growth Fund Class A(b)(c)          512,267     5,619,573
Phoenix Global Utilities Fund Class A(c)               110,288     1,169,053
Phoenix Growth & Income Fund Class A(c)                303,470     4,806,972
Phoenix International Strategies Fund Class A(c)       397,088     5,178,023
Phoenix Market Neutral Fund Class A(b)(c)              296,477     3,359,088
Phoenix Mid-Cap Value Fund Class A(c)                   83,852     1,824,630
Phoenix Real Estate Securities Fund Class A(c)          39,719     1,229,305
Phoenix Small-Cap Growth Fund Class A(b)(c)             53,971     1,918,682
Phoenix Small-Cap Value Fund Class A(c)                 97,221     1,945,387
Phoenix Total Value Fund Class A(c)                    515,652     5,749,518
                                                                 -----------
                                                                  37,452,654
                                                                 -----------

FIXED-INCOME FUNDS--38.0%
Phoenix Bond Fund Class A(c)                           907,308     9,163,814
Phoenix High Yield Securities Fund Class A(c)          234,952     2,342,469
Phoenix Institutional Bond Fund Class Y(c)             296,811     9,156,607
Phoenix Multi-Sector Short Term
  Bond Fund Class A(c)                                 496,319     2,332,699
                                                                 -----------
                                                                  22,995,589
                                                                 -----------
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $56,475,274)                                     60,448,243
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $56,475,274)                                     60,448,243(a)

Other assets and liabilities, net--0.2%                              115,746
                                                                 -----------
NET ASSETS--100.0%                                               $60,563,989
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,459,783 and gross depreciation of $664,974 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $56,653,434.
(b) Non-income producing.
(c) Affiliated Fund.

Phoenix Wealth Preserver PHOLIO


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                       -------    ----------

MUTUAL FUNDS--99.0%

EQUITY FUNDS--40.6%
Phoenix Foreign Opportunities Fund Class A(c)            1,848    $   41,925
Phoenix Fundamental Growth Fund Class A(b)(c)            9,391       103,016
Phoenix Global Utilities Fund Class A(c)                 1,193        12,648
Phoenix Growth & Income Fund Class A(c)                  5,669        89,794
Phoenix International Strategies Fund Class A(c)         4,090        53,329
Phoenix Market Neutral Fund Class A(b)(c)                3,139        35,561
Phoenix Real Estate Securities Fund Class A(c)             428        13,251
Phoenix Small-Cap Growth Fund Class A(b)(c)                742        26,368
Phoenix Small-Cap Value Fund Class A(c)                  1,347        26,945
Phoenix Total Value Fund Class A(c)                      9,452       105,388
                                                                  ----------
                                                                     508,225
                                                                  ----------

FIXED-INCOME FUNDS--58.4%
Phoenix Bond Fund Class A(c)                            28,785       290,731
Phoenix High Yield Securities Fund Class A(c)            7,514        74,912
Phoenix Institutional Bond Fund Class Y(c)               9,420       290,609
Phoenix Multi-Sector Short Term
   Bond Fund Class A(c)                                 15,663        73,617
                                                                  ----------
                                                                     729,869
                                                                  ----------
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $1,210,645)                                       1,238,094
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $1,210,645)                                       1,238,094(a)

Other assets and liabilities, net--1.0%                               12,433
                                                                  ----------
NET ASSETS--100.0%                                                $1,250,527
                                                                  ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $35,710 and gross depreciation of $10,105 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,212,489.
(b) Non-income producing.
(c) Affiliated Fund.

Phoenix Conservative Income PHOLIO

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                       -------    ----------

MUTUAL FUNDS--106.8%

EQUITY FUNDS--22.0%
Phoenix Fundamental Growth Fund Class A(b)(c)            2,870      $ 31,479
Phoenix Global Utilities Fund Class A(c)                   734         7,781
Phoenix Growth & Income Fund Class A(c)                  1,490        23,608
Phoenix International Strategies Fund Class A(c)         2,517        32,819
Phoenix Market Neutral Fund Class A(b)(c)                1,974        22,367
Phoenix Real Estate Securities Fund Class A(c)             261         8,089
Phoenix Total Value Fund Class A(c)                      2,860        31,884
                                                                    --------
                                                                     158,027
                                                                    --------

FIXED-INCOME FUNDS--84.8%
Phoenix Bond Fund Class A(c)                            23,989       242,294
Phoenix High Yield Securities Fund Class A(c)            6,197        61,784
Phoenix Institutional Bond Fund Class Y(c)               7,889       243,365
Phoenix Multi-Sector Short Term
Bond Fund Class A(c)                                    12,955        60,890
                                                                    --------
                                                                     608,333
                                                                    --------
----------------------------------------------------------------------------

TOTAL MUTUAL FUNDS
(IDENTIFIED COST $759,838)                                           766,360
----------------------------------------------------------------------------


TOTAL INVESTMENTS--106.8%
(IDENTIFIED COST $759,838)                                           766,360(a)

Other assets and liabilities, net--(6.8)%                            (48,552)
                                                                    --------
NET ASSETS--100.0%                                                  $717,808
                                                                    ========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,733 and gross depreciation of $1,289 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $765,916.
(b) Non-income producing.
(c) Affiliated Fund.

Phoenix Diversifier PHOLIO


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                       -------    ----------

MUTUAL FUNDS--87.1%

EQUITY FUNDS--87.1%
Phoenix Global Utilities Fund Class A(c)                 7,456      $ 79,034
Phoenix Market Neutral Fund Class A(b)(c)               17,402       197,164
Phoenix Real Estate Securities Fund Class A(c)           3,375       104,458

----------------------------------------------------------------------------

TOTAL MUTUAL FUNDS
(IDENTIFIED COST $378,276)                                           380,656
----------------------------------------------------------------------------


TOTAL INVESTMENTS--87.1%
(IDENTIFIED COST $378,276)                                           380,656(a)

Other assets and liabilities, net--12.9%                              56,354
                                                                    --------
NET ASSETS--100.0%                                                  $437,010
                                                                    ========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,422 and gross depreciation of $3,195 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $378,429.
(b) Non-income producing.
(c) Affiliated Fund.

      -
Phoenix International PHOLIO


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                       -------    ----------

MUTUAL FUNDS--91.6%

EQUITY FUNDS--87.4%
Phoenix Foreign Opportunities Fund Class A(b)            5,374      $121,942

Phoenix Global Utilities Fund Class A(b)                 3,365        35,665

Phoenix International Strategies Fund Class A(b)        15,614       203,610
                                                                    --------
                                                                     361,217
                                                                    --------
FIXED-INCOME FUNDS--4.2%
Phoenix Emerging Markets Bond Fund(b)                    2,014        17,499

----------------------------------------------------------------------------

TOTAL MUTUAL FUNDS
(IDENTIFIED COST $347,669)                                           378,716
----------------------------------------------------------------------------

TOTAL INVESTMENTS--91.6%
(IDENTIFIED COST $347,669)                                           378,716(a)

Other assets and liabilities, net--8.4%                               34,540
                                                                    --------
NET ASSETS--100.0%                                                  $413,256
                                                                    ========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $30,579 and gross depreciation of $0 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $348,137.
(b) Affiliated Fund.

PHOENIX PHOLIOS(SM)
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2006 (Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Phoenix PHOLIOs(SM) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
    Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time).

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
    Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

NOTE 2--OTHER
    The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At April 30, 2006, the Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying funds as detailed below:

                                                % Held                   % Held
Underlying Fund                          Wealth Builder PHOLIO    Wealth Guardian PHOLIO
---------------                          ---------------------    ----------------------
Phoenix Bond Fund                                 17%                      15%
Phoenix Dynamic Growth Fund                       47%                      17%
Phoenix Fundamental Growth Fund                   54%                      21%
Phoenix Global Utilities Fund                     33%                      --
Phoenix High Yield Securities Fund                10%                      --
Phoenix International Strategies Fund             15%                      --
Phoenix Institutional Bond Fund                   10%                      --
Phoenix Total Value Fund                          52%                      20%

    The investments of the other Funds do not represent greater than 10% of the underlying funds' total outstanding shares.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix PHOLIOs(SM)
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     June 26, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     June 26, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                             Treasurer
                           (principal financial officer)

Date     June 26, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.